Earnings (Loss) Per Common Share - Antidilutive securities (Details) - Forge Nano, Inc. - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings (Loss) Per Common Share
Antidilutive securities	778,794	648,302	708,774	653,086
Warrants
Earnings (Loss) Per Common Share
Antidilutive securities	247,697	247,697	247,697	273,869
Restricted shares
Earnings (Loss) Per Common Share
Antidilutive securities	3,315	12,147	5,526	3,737
Options
Earnings (Loss) Per Common Share
Antidilutive securities	527,782	388,458	455,551	375,480